Significant Accounting Policies (Policies)	9 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2018
Accounting Policies [Abstract]
Reverse Stock Split, Policy [Policy Text Block]
Reverse Stock Split

On
December 31, 2019,
we effected a
1
-for-
160
Reverse Stock Split of our issued and outstanding common stock. As a result of the Reverse Stock Split, each issued and outstanding share of our common stock, and the per share exercise price of and number of shares of our common stock underlying our outstanding equity awards and warrants, was automatically proportionally adjusted based on the
1
-for-
160
Reverse Stock Split ratio. In connection with the Reverse Stock Split, we also reduced the total number of shares of common stock we are authorized to issue from
250,000,000
to
25,000,000.
Accordingly, all share and per share information has been restated to retroactively show the effect of this stock split.

Reverse Stock Split

On
December 31, 2019,
we effected a
1
-for-
160
Reverse Stock Split of our issued and outstanding common stock. As a result of the Reverse Stock Split, each issued and outstanding share of our common stock, and the per share exercise price of and number of shares of our common stock underlying our outstanding equity awards and warrants, was automatically proportionally adjusted based on the
1
-for-
160
Reverse Stock Split ratio. In connection with the Reverse Stock Split, we also reduced the total number of shares of common stock we are authorized to issue from
250,000,000
to
25,000,000.
Accordingly, all share and per share information has been restated to retroactively show the effect of this Reverse Stock Split.

Basis of Accounting, Policy [Policy Text Block]
Basis of Presentation

The accompanying condensed consolidated financial statements and related notes have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The condensed consolidated financial statements include the operations of the Company and its wholly-owned subsidiaries, Tapinator, LLC,
Tap2Play,
LLC, and Revolution Mobile, LLC (f/k/a Revolution Blockchain, LLC). All significant intercompany balances and transactions have been eliminated in consolidation.

These condensed consolidated financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the consolidated operations and cash flows for the periods presented.

Basis of Presentation

The accompanying consolidated financial statements and related notes have been prepared in conformity with United States generally accepted accounting principles (“GAAP”). The consolidated financial statements include the operations of the Company and its wholly-owned subsidiaries, Tapinator, LLC,
Tap2Play,
LLC, and Revolution Blockchain, LLC. All significant intercompany balances and transactions have been eliminated in consolidation.

These consolidated financial statements reflect all adjustments, including normal recurring adjustments which, in the opinion of management, are necessary to present fairly the consolidated operations and cash flows for the periods presented.

Reclassification, Policy [Policy Text Block]
Reclassifications

Certain amounts in the prior period condensed consolidated financial statements have been reclassified to conform to the presentation used in the condensed consolidated financial statements for the quarter ended
September 30, 2019.

Reclassifications

Certain Statements of Operations reclassifications have been made in the presentation of our prior financial statements and accompanying notes to conform to the presentation as of and for the year ended
December 31, 2018.

Use of Estimates, Policy [Policy Text Block]
Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates include assumptions used in the recognition of revenue, realization of platform and advertising fees and related costs of revenue, long-lived assets, stock-based compensation, and the fair value of other equity and debt instruments.

Use of estimates

The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements as well as the reported amount of revenues and expenses during the reporting period. Actual results could differ from these estimates. Significant estimates include assumptions used in the recognition of revenue, realization of platform and advertising fees and related costs of revenue, long-lived assets, stock-based compensation, and the fair value of other equity and debt instruments.

Revenue from Contract with Customer [Policy Text Block]
Revenue Recognition

The Company derives revenue primarily from the
three
mobile platforms (iOS, Google Play and Amazon) on which it currently markets its mobile games and applications in the form of app store transactions and from various advertising networks in the form of branded advertising placements within its mobile applications.

For revenue from product sales, the Company recognizes revenue in accordance with Financial Accounting Standards Board “FASB” Accounting Standards Codification “ASC”
606.
A
five
-step analysis must be met as outlined in Topic
606:
(i) identify the contract with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when (or as) performance obligations are satisfied.  Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.  The Company defers any revenue for which the product has not
been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no
refund will be required.

In accordance with Accounting Standards Update (“ASU”)
2016
-
08,
Principal versus Agent Considerations (Reporting Revenue Gross versus Net), the Company evaluates its agreements with mobile platforms and advertising networks to determine whether it is acting as the principal or as an agent when selling its games or when selling premium in-game content or advertisements within its games, which it considers in determining if revenue should be reported gross or net. Key indicators that the Company evaluates to reach this determination include:

•	the terms and conditions of the Company’s contracts with the mobile platforms and ad networks;
•	the party responsible for determining the type, category and quantity of the methods to generate game revenue;
•	whether the Company is paid a fixed percentage of the arrangement’s consideration or a fixed fee for each game, transaction, or advertisement;
•	the party which sets the pricing with the end-user, and has the credit and inventory risk; and
•	the party responsible for the fulfillment of the game or serving of advertisements and that determines the specifications of the game or advertisement.

Based on the evaluation of the above indicators, the Company has determined that it is generally acting as a principal and is the primary obligor to end-users for its games distributed on the mobile platforms and for advertisements served by the advertising networks and has the contractual right to determine the price to be paid by the player. Therefore, the Company recognizes revenue related to these arrangements on a gross basis, when the necessary information about the gross amounts or platform fees charged, before any adjustments, are made available by the mobile platforms and advertising networks. The Company records the related platform fees and advertising network revenue share as expenses in the period incurred.

Display Advertising and Offers:

We have contractual relationships with advertising networks for display advertisements and offers served within our games. For these arrangements, we are the principal and our performance obligation is to provide the inventory for advertisements and offers to be displayed within our games. The Company has determined the advertising buyer to be its customer and displaying the advertisements within the mobile games is identified as the single performance obligation. Revenue from advertisements and offers are recognized at the point-in-time the advertisements are displayed in the game or the offer has been completed by the user as the customer simultaneously receives and consumes the benefits provided from these services.

The pricing and terms for all our advertising arrangements are governed by either a master contract or insertion order and generally stipulate payment terms as a specific number of days subsequent to the end of the month, generally ranging from
30
to
60
days. The transaction price in advertising arrangements is generally the product of the number of advertising units delivered (e.g., impressions, offers completed, videos viewed, etc.) and the contractually agreed upon price per advertising unit. The number of advertising units delivered is determined at the end of each month, which resolves any uncertainty in the transaction price during the reporting period.

Paid Downloadable Games:

Some of our legacy
Rapid-Launch Games
are offered as paid downloadable games on certain mobile platforms. For an individual sale of a game with both online and offline functionality, we would typically have three
distinct performance obligations; (
1
) the software license; (
2
) a right to receive future updates; and (
3
) online hosting. The software license performance obligation represents the game that is delivered digitally at the time of sale and the software license typically provides access to offline core game content. The future update rights performance obligation to provide future updates would include updates on a when-and-if-available basis such as software patches or updates, and/or additional free content to be delivered in the future. The online hosting performance obligation consists of providing the customer with a hosted connection for online playability. For these legacy
Rapid-Launch Games
, since we do
not
provide software updates or additional content, and since we do not
host any online content for these games as they are
not
playable online, the only performance obligation that we recognize is the software license. The sales price allocated to the software license performance obligation is recognized at a point in time upon delivery (which is usually at or near the same time as the booking of the transaction).

Virtual Goods:

Our games allow for players to purchase or otherwise earn in-game currency or other premium in-game content in the form of virtual goods. For purposes of determining when the service has been provided as it relates to virtual goods, we have determined that an implied obligation exists to the paying player to continue displaying the purchased or otherwise earned virtual good over its estimated life or until it is consumed. Accordingly, we categorize our virtual goods as either consumable or durable virtual goods.

If we are unable to differentiate revenue attributable to durable virtual goods from consumable virtual goods for a specific game, we attribute all virtual goods revenue for that game as durable virtual goods.

Consumable Virtual Goods:

Consumable virtual goods are items such as
one
-time game boosts consumed at a predetermined time or otherwise have limitations on repeated use. For the sale of consumable virtual goods, we recognize revenue, and the associated costs, as the goods are consumed. Our revenues from consumable virtual goods have been insignificant since the Company’s formation.

Durable Virtual Goods:

Durable virtual goods are items including virtual currency and premium in-game content such as power-ups, skins and equipment that remain in the game for as long as the player continues to play. We recognize revenue and the associated costs, from the sale of durable goods ratably over the estimated average playing period of paying players for the applicable game, which represents our best estimate of the average life of durable virtual goods.

We have partnered with
third
party advertising networks to provide rewarded video advertising to players of our games. A rewarded video advertisement enables users to acquire virtual currency, a durable virtual good, in exchange for watching a short video instead of paying cash. For rewarded video advertisements, similar to, purchased durable virtual goods, revenue is initially recorded to deferred revenue and then recognized ratably over the estimated average playing period of paying players for the applicable game, which represents our best estimate of the average life of durable virtual goods.

On a periodic basis, we determine the estimated average playing period for paying players by game or genre via a representative proxy game from within that specific game. To make this estimate, we examine player data beginning at the time of a player’s first
purchase within that game and ending on a date when that paying player is no
longer playing the game. To determine when paying players are no
longer playing a given game, we measure the populations of paying players (the “daily cohort”) from the date of their first
installation of the game and track each daily cohort to understand the number of players from each daily cohort who played the game after their initial purchase. For titles where we have at least
90
days of paying players’ historical usage data on a daily cohort size of at least
100
paying players (“Tracked Titles”), we compute an expected average playing period for paying users using this dataset and applying a curve-fitting model.

For new titles where we do
not
have requisite paying player data (“Untracked Titles”), and such title is in a genre that is substantially different from one
of our existing game genres for which we have Tracked Title estimates, we examine actual retention data for all players from these games for the period between game installation and up to
90
days thereafter, this data is then inputted into a curve-fitting model to estimate an average playing period for these titles. These calculated curves and their associated one
-year average playing periods are mapped against the corresponding curves and associated average one
-year playing periods for our most similar Tracked Titles. Based on this mapping, the average playing period of paying users for the Tracked Titles is then indexed up or down accordingly, and then applied against the Untracked Titles within the sample.

As of the
second
quarter of
2019
(our most recent determination date), the estimated weighted average life of our durable virtual goods was
4
months for our Casino & Card games,
2
months for our Role Playing & Arcade games and
2
months for our Rapid-Launch Games.

While we believe our estimates to be reasonable based on available game player information and based on the disclosed methodologies of larger publicly reporting mobile game companies, we may
revise such estimates in the future based on changes in the operational lives of our games, and based on changes in our ability to make such estimates. Any future adjustments arising from changes in the estimates of the lives of these virtual goods would be applied to the then current quarter, and prospectively on the basis that such changes are caused by new information indicating a change in game player behavior patterns compared to historical titles. Any changes in our estimates of useful lives of these virtual goods may
result in revenues and associated costs being recognized on a basis different from prior periods’ and may
cause our operating results to fluctuate.

For the
nine
months ended
September 30, 2019,
as a result of a change in our estimates regarding the average useful lives of certain of our durable virtual goods, we recognized approximately
$521,000
of previously deferred mobile game revenue and corresponding platform fee expense of
$156,000
resulting in a net increase in income from operations of approximately
$365,000
for the periods. This change in estimates did
not
materially impact our earnings per share for the
three
and
nine
months ended
September 30, 2019,
respectively. For the
three
and
nine
months ended
September 30, 2018,
there were
no
change in estimates regarding the average useful lives of durable virtual goods that required adjusting the recognition period of deferred revenue and associated costs in prior periods.

Arrangements with Multiple Performance Obligations:

For arrangements with multiple performance obligations, we allocate the transaction price to each performance obligation in an amount that depicts the amount of consideration to which we expect to be entitled in exchange for satisfying each performance obligation, which is based on the standalone selling price. The standalone selling price represents the observable price which we would sell the advertising placement separately in a similar circumstance, to a similar customer.

On
August 7, 2018,
we entered into a License Agreement (the “SD License Agreement”) pursuant to which we granted an affiliate of Cheetah Mobile, Inc. (the “Licensee”) the exclusive, worldwide right to localize, publish, distribute and operate one
of the Company’s mobile games. The SD License Agreement represents an Arrangement with Multiple Performance Obligations.

As consideration for the grant of rights to the Licensee under the License Agreement, Licensee agreed to make guaranteed upfront payments to the Company (the “Upfront Payments”). The Upfront Payments impacts our revenue recognition as it relates to the distinction between functional intellectual property and symbolic intellectual property for licensing arrangements. We are required to make such distinction based on the nature of the license and recognize revenue at a point in time for functional intellectual property and over time for symbolic intellectual property (such as trademarks, brands and character images). The SD License Agreement also requires that the Company provide specific goods and services in the form of regular software updates.

We have determined the SD License Agreement includes multiple performance obligations related to functional intellectual property, symbolic intellectual property and software-related services (updates). For these three
components, revenue associated with individual performance obligations is recorded separately as they are each distinct obligations. The standalone selling price for each component is determined by using an expected cost plus margin approach. The amounts assigned to each product or service is recognized when the product is delivered and/or when the services are performed. The obligation associated with functional intellectual property is deemed satisfied when we have transferred the software license to Licensee and the Licensee has deployed the intellectual property into the market. The symbolic intellectual property obligations are deemed to be performed over an extended period, whereby revenue is generally recognized over time on a ratable basis over the initial term of the SD License Agreement. The software-related services obligations (updates) are also deemed to be performed over an extended period, whereby revenue is generally recognized over time, on a ratable basis over the initial term of the SD License Agreement.

Disaggregation of Revenue:

The following table summarizes revenue from contracts with customers for the three
months and
nine
months ended
September 30, 2019
and
2018:

	Three months ended		Nine months ended
	September 30, 2019	September 30, 2018	September 30, 2019	September 30, 2018

Display Ads & Offers (point-in-time revenue)	$110,433	$161,770	$408,665	$739,170
Paid Downloadable Games (point-in-time recognition)	177,861	152,200	493,017	661,064
Durable Virtual Goods (over-time recognition):
In-Game Currency and Premium In-Game Content	461,513	192,336	1,819,543	683,517
Rewarded Video Ads	20,207	14,094	126,124	59,010
Arrangements with Multiple Performance Obligations (over-time recognition):
Subscriptions	26,813	-	64,376	-
License Agreement Upfront Payments	21,876	160,937	65,628	160,937
Total Revenue	$818,703	$681,337	$2,977,353	$2,303,698

The Company reports as a single segment - mobile applications.  In the disaggregation above, the Company categorizes revenue by type and by over-time or point-in-time recognition.

Revenue Recognition

The Company derives revenue primarily from the
three
mobile platforms (iOS, Google Play and Amazon) on which it currently markets its mobile games and applications in the form of app store transactions and from various advertising networks in the form of branded advertising placements within its mobile applications.

For revenue from product sales, the Company recognizes revenue in accordance with Financial Accounting Standards Board “FASB” Accounting Standards Codification “ASC”
606.
A
five
-step analysis must be met as outlined in Topic
606:
(i) identify the contrsact with the customer, (ii) identify the performance obligations in the contract, (iii) determine the transaction price, (iv) allocate the transaction price to the performance obligations, and (v) recognize revenue when (or as) performance obligations are satisfied.  Provisions for discounts and rebates to customers, estimated returns and allowances, and other adjustments are provided for in the same period the related sales are recorded.  The Company defers any revenue for which the product has not
been delivered or is subject to refund until such time that the Company and the customer jointly determine that the product has been delivered or no
refund will be required.

In accordance with Accounting Standards Update (“ASU”)
2016
-
08,
Principal versus Agent Considerations (Reporting Revenue Gross versus Net), the Company evaluates its agreements with the mobile platforms and advertising networks to determine whether it is acting as the principal or as an agent when selling its games or when selling premium in-game content or advertisements within its games, which it considers in determining if revenue should be reported gross or net. Key indicators that the Company evaluates to reach this determination include:

•	the terms and conditions of the Company’s contracts with the mobile platforms and ad networks;
•	the party responsible for determining the type, category and quantity of the methods to generate game revenue;
•	whether the Company is paid a fixed percentage of the arrangement’s consideration or a fixed fee for each game, transaction, or advertisement;
•	the party which sets the pricing with the end-user, and has the credit and inventory risk; and
•	the party responsible for the fulfillment of the game or serving of advertisements and that determines the specifications of the game or advertisement.

Based on the evaluation of the above indicators, the Company has determined that it is generally acting as a principal and is the primary obligor to end-users for its games distributed on the mobile platforms and for advertisements served by the advertising networks and has the contractual right to determine the price to be paid by the player. Therefore, the Company recognizes revenue related to these arrangements on a gross basis, when the necessary information about the gross amounts or platform fees charged, before any adjustments, are made available by the mobile platforms and advertising networks. The Company records the related platform fees and advertising network revenue share as expenses in the period incurred.

Display Advertising and Offers:

We have contractual relationships with advertising networks for display advertisements and offers served within our games. For these arrangements, we are the principal and our performance obligation is to provide the inventory for advertisements and offers to be displayed within our games. The Company has determined the advertising buyer to be its customer and displaying the advertisements within the mobile games is identified as the single performance obligation. Revenue from advertisements and offers are recognized at the point-in-time the advertisements are displayed in the game or the offer has been completed by the user as the customer simultaneously receives and consumes the benefits provided from these services.

The pricing and terms for all our advertising arrangements are governed by either a master contract or insertion order and generally stipulate payment terms as a specific number of days subsequent to the end of the month, generally ranging from
30
to
60
days. The transaction price in advertising arrangements is generally the product of the number of advertising units delivered (e.g., impressions, offers completed, videos viewed, etc.) and the contractually agreed upon price per advertising unit. The number of advertising units delivered is determined at the end of each month, which resolves any uncertainty in the transaction price during the reporting period.

Paid Downloadable Games:

Some of our legacy Rapid Launch Mobile Games are offered as paid downloadable games on certain mobile platforms. For an individual sale of a game with both online and offline functionality, we would typically have three
distinct performance obligations; (
1
) the software license; (
2
) a right to receive future updates; and (
3
) online hosting. The software license performance obligation represents the game that is delivered digitally at the time of sale and typically provides access to offline core game content. The future update rights performance obligation would include updates on a when-and-if-available basis such as software patches or updates, and/or additional free content to be delivered in the future. The online hosting performance obligation consists of providing the customer with a hosted connection for online playability. For these legacy Rapid-Launch games, since we do not
provide software updates or additional content, and since we do not
host any online content for these games as they are
not
playable online, the only performance obligation that we recognize is the software license. The sales price allocated to the software license performance obligation is recognized at a point in time upon delivery (which is usually at or near the same time as the booking of the transaction).

Virtual Goods:

Our games allow for players to purchase or otherwise earn in-game currency or other premium in-game content in the form of virtual goods. For purposes of determining when the service has been provided as it relates to virtual goods, we have determined that an implied obligation exists to the paying player to continue displaying the purchased or otherwise earned virtual good over its estimated life or until it is consumed. Accordingly, we categorize our virtual goods as either consumable or durable virtual goods.

Consumable Virtual Goods:

Consumable virtual goods are items such as
one
-time game boosts consumed at a predetermined time or otherwise have limitations on repeated use. For the sale of consumable virtual goods, we recognize revenue, and the associated costs, as the goods are consumed. Our revenues from consumable virtual goods have been insignificant since the Company’s formation.

Durable Virtual Goods:

Durable virtual goods are items including virtual currency and premium in-game content such as power-ups, skins and equipment that remain in the game for as long as the player continues to play. If we do not
have the ability to differentiate revenue attributable to durable virtual goods from consumable virtual goods for a specific game, we recognize revenue and the associated costs on the sale of durable and consumable virtual goods for that game ratably over the estimated average period that paying players typically play that game. We recognize revenue, and the associated costs, from the sale of durable virtual goods ratably over the estimated average playing period of paying players for the applicable game, which represents our best estimate of the average life of durable virtual goods.

We have partnered with
third
party advertising networks to provide rewarded video advertising to players of our games. A rewarded video advertisement enables users to acquire virtual currency, a durable virtual good, in exchange for watching a short video instead of paying cash. For rewarded video advertisements, similar to purchased durable virtual goods, revenue is initially recorded to deferred revenue and then recognized ratably over the estimated average playing period of paying players for the applicable game, which represents our best estimate of the average life of durable virtual goods,

On a periodic basis, we determine the estimated average playing period for paying players by genre across a sample of our games beginning at the time of a player’s first
purchase in that game and ending on a date when that paying player is no
longer playing the game. To determine when paying players are no
longer playing a given game, we measure the populations of paying players (the “daily cohort”) from the date of their first
installation of the game and track each daily cohort to understand the number of players from each daily cohort who played the game after their initial purchase. For titles where we have one
or more years of paying players’ historical usage data (“Tracked Titles”), we compute a weighted average playing period for paying users using this dataset.

For titles where we have less than
one
year of paying player data (“New/Untracked Titles”), we use a linear interpolation model on a representative sample of our games within each genre to estimate the average playing period of paying users. Using actual retention data for all players from these games for the period between game installation and up to
90
days thereafter, this data is inputted into a linear interpolation curve to estimate an average playing period for these titles. These calculated curves and their associated one
-year average playing periods are mapped against the corresponding curves and associated average one
-year playing periods for the Tracked Titles. Based on this mapping, the average playing period of paying users for Tracked Titles is then indexed up or down accordingly, and then applied against the New/Untracked Titles within the sample.

We then compute revenue-based weighted averages of the estimated playing period across all of the games in the sample, by genre, to arrive at the overall weighted average playing period of paying users for each of our major game genres, rounded to the nearest month. As of the first
quarter of
2018
(our most recent determination date), the estimated weighted average life of our durable virtual goods was
16
months for our Casino / Card games,
2
months for our RPG / Arcade games and
2
months for our Rapid Launch games. The estimated weighted average life of our durable virtual goods across all of our games was
13.

While we believe our estimates to be reasonable based on available game player information and based on the disclosed methodologies of larger publicly reporting mobile game companies, we may
revise such estimates in the future based on changes in the operational lives of our games, and based on changes in our ability to make such estimates. Any future adjustments arising from changes in the estimates of the lives of these virtual goods would be applied to the then current quarter, and prospectively on the basis that such changes are caused by new information indicating a change in game player behavior patterns compared to historical titles. Any changes in our estimates of useful lives of these virtual goods may
result in revenues being recognized on a basis different from prior periods’ and may
cause our operating results to fluctuate.

Arrangements with Multiple Performance Obligations:

For arrangements with multiple performance obligations, we allocate the transaction price to each performance obligation in an amount that depicts the amount of consideration to which we expect to be entitled in exchange for satisfying each performance obligation, which is based on the standalone selling price. The standalone selling price represents the observable price which we would sell the advertising placement separately in a similar circumstance, to a similar customer.

On
August 7, 2018,
we entered into a License Agreement (the “License Agreement”) pursuant to which the we granted Licensee the exclusive, worldwide right to localize, publish, distribute and operate one
of the Company’s mobile games. The License Agreement represents an Arrangement with Multiple Performance Obligations.

As consideration for the grant of rights to Licensee under the License Agreement, Licensee agreed to make upfront payments to the Company (the “Minimum Guarantee”). The Minimum Guarantee impacts our revenue recognition as it relates to the distinction between functional intellectual property and symbolic intellectual property for licensing arrangements. We are required to make such distinction based on the nature of the license and recognize revenue at a point in time for functional intellectual property and over time for symbolic intellectual property (such as trademarks, brands and character images). The License Agreement also requires that the Company provide specific goods and services in the form of regular software updates.

We have determined the License Agreement includes multiple performance obligations related to functional intellectual property, symbolic intellectual property and software-related services (updates). For these three
components, revenue associated with individual performance obligations is recorded separately as they are each distinct obligations. The standalone selling price for each component is determined by using an expected cost plus margin approach. The amounts assigned to each product or services is recognized when the product is delivered and/or when the services are performed. The obligation associated with functional intellectual property is deemed satisfied when we have transferred the software license to Licensee and the Licensee has deployed the intellectual property into the market. The symbolic intellectual property obligations are deemed to be performed over an extended period, whereby revenue is generally recognized over time on a ratable basis over the initial term of the License Agreement. The software-related services obligations (updates) are also deemed to be performed over an extended period, whereby revenue is generally recognized over time, on a ratable basis over the initial term of the License Agreement.

Disaggregation of Revenue:

The following table summarizes revenue from contracts with customers for the year ended
December 31, 2018
and
2017:

	Year ended
	December 31, 2018	December 31, 2017

Display Ads & Offers (point-in-time revenue)	$878,590	$1,804,268
Paid Downloadable Games (point-in-time recognition)	806,784	592,222
Durable Virtual Goods (over-time recognition):
In-Game Currency and Premium In-Game Content	910,737	744,870
Rewarded Video Ads	93,352	-
Arrangements with Multiple Performance Obligations (over-time recognition):
License Agreement Minimum Guarantee	182,815	-
Total Revenue	$2,872,278	$3,141,360

The Company reports as a single segment - mobile applications.  In the disaggregation above, the Company categorizes revenue by type, and by over-time or point-in-time recognition

Receivable [Policy Text Block]
Accounts Receivable and Allowance for Doubtful Accounts

The Company monitors outstanding receivables based on factors surrounding the credit risk of specific customers, historical trends, and other information. The allowance for doubtful accounts is estimated based on an assessment of the Company’s ability to collect on customer accounts receivable. There is judgment involved with estimating the allowance for doubtful accounts and if the financial condition of the Company’s customers were to deteriorate, resulting in their inability to make the required payments, the Company may
be required to record additional allowances or charges against revenues. The Company writes-off accounts receivable against the allowance when it determines a balance is uncollectible and no
longer actively pursues its collection. As of
September 30, 2019
and
December 31, 2018,
based upon the review of the outstanding accounts receivable, the Company has determined that an allowance for doubtful accounts is not
required.

Accounts Receivable and Allowance for Doubtful Accounts

The Company monitors outstanding receivables based on factors surrounding the credit risk of specific customers, historical trends, and other information. The allowance for doubtful accounts is estimated based on an assessment of the Company’s ability to collect on customer accounts receivable. There is judgment involved with estimating the allowance for doubtful accounts and if the financial condition of the Company’s customers were to deteriorate, resulting in their inability to make the required payments, the Company may
be required to record additional allowances or charges against revenues. The Company writes-off accounts receivable against the allowance when it determines a balance is uncollectible and no
longer actively pursues its collection. As of
December 31, 2018
and
2017,
based upon the review of the outstanding accounts receivable, the Company has determined that an allowance for doubtful accounts is not
required.

Cash and Cash Equivalents, Policy [Policy Text Block]
Cash Equivalents

For purposes of the Company’s financial statements, the Company considers all highly liquid investments purchased with an original maturity date of three
months or less to be cash equivalents. The Company had
no
cash equivalents as of
September 30, 2019
and
December 31, 2018.

Cash Equivalents

For purposes of the Company’s financial statements, the Company considers all highly liquid investments purchased with an original maturity date of three
months or less to be cash equivalents. The Company had
no
cash equivalents as of
December 31, 2018
and
2017.

Concentration Risk, Credit Risk, Policy [Policy Text Block]
Concentrations of Credit Risk

Financial instruments and related items which potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may
be in excess of the FDIC insurance limit of
$250,000.
To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits. As of
September 30, 2019,
the total amount exceeding such limit was
$10,209.

The Company derives revenue from mobile app platforms, advertising networks and licensing which individually may
contribute
10%
or more of the Company’s revenues in any given year. For the nine
months ended
September 30, 2019,
revenue derived from
two
mobile app platforms comprised
45%
of total revenue. For the
nine
months ended
September 30, 2018,
revenue derived from
two
mobile app platforms comprised
50%
of such period’s total revenue.

As of
September 30, 2019,
the receivable balance from
two
mobile app platforms comprised
73%
of the Company’s total accounts receivable balance. As of
December 31, 2018,
the receivable balance from
two
mobile app platforms comprised
66%
of the Company’s total accounts receivable balance and the receivable balance from one
advertising network comprised
10%
of the Company’s total accounts receivable balance.

Concentrations of Credit Risk

Financial instruments and related items which potentially subject the Company to concentrations of credit risk consist primarily of cash, cash equivalents and trade receivables. The Company places its cash and temporary cash investments with credit quality institutions. At times, such investments may
be in excess of the FDIC insurance limit of
$250,000.
To reduce its risk associated with the failure of such financial institution, the Company evaluates at least annually the rating of the financial institution in which it holds deposits. As of
December 31, 2018,
the total amount exceeding such limit was
$608,762.

The Company derives revenue from mobile app platforms, advertising networks and licensing which individually may
contribute
10%
or more of the Company’s revenues in any given year. For the Year ended
December 31, 2018,
revenue derived from
two
mobile app platforms comprised
44%
and
one
licensee comprised
10%
of such period’s total revenue. For the Year ended
December 31, 2017,
revenue derived from
two
mobile app platforms comprised
44%
of such period’s total revenue and revenue derived from
three
advertising networks comprised
36%
of such period’s total revenue.

As of
December 31, 2018,
the receivable balance from
two
mobile app platforms comprised
66%
of the Company’s total accounts receivable balance and the receivable balance from one
advertising network comprised
10%
of the Company’s total accounts receivable balance. As of
December 31, 2017,
the receivable balance from
two
advertising networks comprised
27%
of the Company’s total accounts receivable balance and the receivable balance from two
mobile app platforms comprised
49%
of the Company’s total accounts receivable balance.

Property, Plant and Equipment, Policy [Policy Text Block]
Property and Equipment

Property and equipment are stated at cost. Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that extend the useful life of the assets are capitalized. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference, less any amount realized from disposition, is reflected in earnings. Property and equipment are depreciated using the straight-line method over their estimated useful lives as follows:

Estimated Useful Life:	Years

Computer equipment	3
Furniture and Fixtures	5
Leasehold improvements	3

Property and Equipment

Property and equipment are stated at cost. Routine maintenance, repairs and replacement costs are expensed as incurred and improvements that extend the useful life of the assets are capitalized. When retired or otherwise disposed, the related carrying value and accumulated depreciation are removed from the respective accounts and the net difference, less any amount realized from disposition, is reflected in earnings. Property and equipment are depreciated using the straight-line method over their estimated useful lives as follows:

Estimated Useful Life:	Years

Computer equipment (Years)	3
Furniture and Fixtures (Years)	5
Leasehold improvements	3

Research, Development, and Computer Software, Policy [Policy Text Block]
Software Development Costs

In accordance with ASC
985
-
20,
"Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed," the Company capitalizes certain costs related to the development of new software products or the enhancement of existing software products for use in our product offerings. These costs are capitalized from the point in time that technological feasibility has been established, as evidenced by a working model or detailed working program design to the point in time that the product is available for general release to customers. Software development costs are amortized on a straight-line basis typically over three
 years, the estimated economic lives of the products, beginning when the product is placed into service.

The Company periodically evaluates whether events or circumstances have occurred that indicate that the remaining useful lives of its capitalized software development costs should be revised or that the remaining balance of such assets may
not
be recoverable. Software costs incurred prior to establishing technological feasibility are charged to Research and Development expense as incurred.

Software Development Costs

In accordance with ASC
985
-
20,
"Accounting for the Costs of Computer Software to be Sold, Leased or Otherwise Marketed," the Company capitalizes certain costs related to the development of new software products or the enhancement of existing software products for use in our product offerings. These costs are capitalized from the point in time that technological feasibility has been established, as evidenced by a working model or detailed working program design to the point in time that the product is available for general release to customers. Software development costs are amortized on a straight-line basis over the estimated economic lives of the products, beginning when the product is placed into service.

The Company periodically evaluates whether events or circumstances have occurred that indicate that the remaining useful lives of its capitalized software development costs should be revised or that the remaining balance of such assets may
not
be recoverable. Software costs incurred prior to establishing technological feasibility are charged to Research and Development expense as incurred.

Impairment or Disposal of Long-Lived Assets, Policy [Policy Text Block]
Impairment of Long-lived Assets

The Company regularly reviews property, equipment, software development costs and other long-lived assets for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may
not
be recoverable. The carrying amount of a long-lived asset is not
recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Based upon management’s assessment, there was no
impairment of the Company’s property and equipment at
September 30, 2019
and
December 31, 2018.
Management has deemed that certain software development costs were impaired at
December 31, 2018
and such impairments are more fully described in Note
9.

In general, investments in which the Company owns less than
20%
of an entity’s equity interest or does
not
hold significant influence over the investee are accounted for under the cost method. Under the cost method, these investments are carried at the lower of cost or fair value. The Company periodically assesses its cost method investments for impairment. If determination that a decline in fair value is other than temporary, the Company will write-down the investment and charge the impairment against operations. At
September 30, 2019
and
December 31, 2018,
the carrying value of our investments totaled
$5,000.

Impairment of Long-lived Assets

The Company regularly reviews property, equipment, software development costs and other long-lived assets for possible impairment. This review occurs annually or more frequently if events or changes in circumstances indicate the carrying amount of the asset may
not
be recoverable. The carrying amount of a long-lived asset is not
recoverable if it exceeds the sum of the undiscounted cash flows expected to result from the use and eventual disposition of the asset. Based upon management’s assessment, there was no
impairment of the Company’s property and equipment at
December 31, 2018
and
2017.
Management has deemed that certain software development costs were impaired at
December 31, 2018
and
2017,
and such impairment is more fully described in Note
8
below.

In general, investments in which the Company owns less than
20%
of an entity’s equity interest or does
not
hold significant influence over the investee are accounted for under the cost method. Under the cost method, these investments are carried at the lower of cost or fair value. The Company periodically assesses its cost method investments for impairment. If determination that a decline in fair value is other than temporary, the Company will write-down the investment and charge the impairment against operations. At
December 31, 2018
and
2017,
the carrying value of our investments totaled
$5,000
and
$5,000,
respectively.

Derivatives, Policy [Policy Text Block]
Derivative Instruments

The Company accounts for derivative instruments in accordance with ASC
815,
Derivatives and Hedging, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts, and requires recognition of all derivatives on the balance sheet at fair value, regardless of hedging relationship designation. Accounting for changes in fair value of the derivative instruments depends on whether the derivatives qualify as hedge relationships and the types of relationships designated are based on the exposures hedged. At
September 30, 2019
and
December 31, 2018,
the Company did
not
have any derivative instruments that were designated as hedges.

Derivative Instrument Liability

The Company accounts for derivative instruments in accordance with ASC
815,
Derivatives and Hedging, which establishes accounting and reporting standards for derivative instruments and hedging activities, including certain derivative instruments embedded in other financial instruments or contracts, and requires recognition of all derivatives on the balance sheet at fair value, regardless of hedging relationship designation. Accounting for changes in fair value of the derivative instruments depends on whether the derivatives qualify as hedge relationships and the types of relationships designated are based on the exposures hedged. At
December 31, 2018
and
2017,
the Company did
not
have any derivative instruments that were designated as hedges.

Cost of Revenue, Excluding Amortization of Software Development Costs, Related to Revenue from Contract with Customer [Policy Text Block]
Cost of Revenue (excluding amortization of software development costs)

Cost of revenue includes primarily platform and advertising network fees, licensing costs and hosting fees. The Company, along with all mobile application publishers, is required to pay platform fees to Apple, Google and Amazon equal to approximately
30%
of gross revenue derived from such platforms. The Company is also required to pay a revenue share of approximately
30%
to advertising networks and similar service providers.

Cost of Revenue (excluding amortization of software development costs)

Cost of revenue includes primarily platform and advertising network fees, licensing costs and hosting fees. The Company, along with all mobile application publishers, is required to pay platform fees to Apple, Google and Amazon equal to approximately
30%
of gross revenue. The Company is also required to pay a revenue share of approximately
30%
to advertising networks and similar service providers.

Share-based Payment Arrangement [Policy Text Block]
Stock-Based Compensation

The Company measures the fair value of stock-based compensation issued to employees and non-employees using the stock price observed in the arms-length private placement transaction nearest the measurement date (for stock transactions), or the fair value of the award (for non-stock transactions), which are considered to be more reliably determinable measures of fair value than the value of the services being rendered. The measurement date is the earlier of (
1
) the date at which commitment for performance by the counterparty to earn the equity instruments is reached, or (
2
) the date at which the counterparty’s performance is complete.

Stock-Based Compensation

The Company measures the fair value of stock-based compensation issued to employees and non-employees using the stock price observed in the arms-length private placement transaction nearest the measurement date (for stock transactions), or the fair value of the award (for non-stock transactions), which are considered to be more reliably determinable measures of fair value than the value of the services being rendered. The measurement date is the earlier of (
1
) the date at which commitment for performance by the counterparty to earn the equity instruments is reached, or (
2
) the date at which the counterparty’s performance is complete.

Earnings Per Share, Policy [Policy Text Block]
Basic and Diluted Net Income (Loss) per Share Calculations

The Company computes per share amounts in accordance with FASB ASC Topic
260
“Earnings per Share” (“EPS”), which requires presentation of basic and diluted EPS. Basic EPS is computed by dividing the income (loss) available to common stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS is based on the weighted-average number of shares of common stock and common stock equivalents outstanding during the periods; however, potential common shares are excluded for periods in which the Company incurs losses, as their effect is anti-dilutive.

For the
nine
months ended
September 30, 2019
and
2018,
potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share amounted to
311,719
and
314,063,
respectively, consisting of restricted stock units, common stock options and common stock warrants.

Basic and Diluted Net (Loss) per Share Calculations

The Company computes per share amounts in accordance with FASB ASC Topic
260
“Earnings per Share” (“EPS”), which requires presentation of basic and diluted EPS. Basic EPS is computed by dividing the income (loss) available to Common Stockholders by the weighted-average number of common shares outstanding for the period. Diluted EPS is based on the weighted-average number of shares of Common Stock and Common Stock equivalents outstanding during the periods; however, potential common shares are excluded for period in which the Company incurs losses, as their effect is anti-dilutive.

For the year ended
December 31, 2018,
potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share include
67,188
Restricted Stock Units,
30,781
Common Stock Options and
213,750
Common Stock Warrants.

For the year ended
December 31, 2017,
potentially dilutive securities excluded from the computation of basic and diluted net (loss) per share include
67,500
potentially convertible common shares related to the Company’s Senior Secured Convertible Debenture,
10,500
potentially convertible common shares related to the Company’s Series A Preferred Stock,
37,500
potentially convertible shares related to the Company’s Series A-
1
Preferred Stock,
31,562
Common Stock Options and
21,875
Common Stock Warrants.

Subsequent Events, Policy [Policy Text Block]	Subsequent Events In accordance with ASC 855 “Subsequent Events” the Company evaluated subsequent events after the balance sheet date through the date of issuance of this Form 10 -Q (See Note 15 ).	Subsequent Events In accordance with ASC 855 “Subsequent Events” the Company evaluated subsequent events after the balance sheet date through the date of issuance.
New Accounting Pronouncements, Policy [Policy Text Block]
Recent Accounting Pronouncements

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles - Goodwill and Other (Topic
350
). This ASU eliminates Step
2
from the goodwill impairment test. Under the new guidance, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, this ASU eliminates the requirements for any reporting unit with a zero
or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step
2
of the goodwill impairment test. The amendments in this ASU are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years, and is applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after
January 1, 2017.
While we are currently evaluating the impact of the adoption of this ASU, we do not
believe that the adoption of this guidance will have a material impact on our consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases. This ASU is a comprehensive new leases standard that amends various aspects of existing guidance for leases and requires additional disclosures about leasing arrangements. It will require companies to recognize lease assets and lease liabilities by lessees for those leases classified as operating leases under previous GAAP. Topic
842
retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The ASU is effective for annual periods beginning after
December
15,
2018,
including interim periods within those fiscal years; earlier adoption is permitted. In the financial statements in which the ASU is first
applied, leases shall be measured and recognized at the beginning of the earliest comparative period presented with an adjustment to equity. Practical expedients are available for election as a package and if applied consistently to all leases. An additional update was issued by FASB in
January 2018
to ASC Topic
842.
We adopted the standard using the optional transition method by recognizing a cumulative-effect adjustment to the balance sheet at
January 1, 2019
and
not
revising prior period presented amounts. The processes that are in final refinement related to our full implementation of the standard include: i) finalizing our estimates related to the applicable incremental borrowing rate at
January 1, 2019
and ii) process enhancements for refining our financial reporting procedures to develop the additional required qualitative and quantitative disclosures beginning in
2019.
We have elected the following practical expedients: i) we have not
reassessed whether any expired or existing contracts are or contain leases, ii) we have not
reassessed lease classification for any expired or existing leases, iii) we have not
reassessed initial direct costs for any existing leases, and iv) we have not
separated lease and non-lease components.

Management does
not
believe that any other recently issued, but
not
yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.

Recent Accounting Pronouncements

In
January 2017,
the FASB issued ASU
2017
-
04,
Intangibles - Goodwill and Other (Topic
350
). This ASU eliminates Step
2
from the goodwill impairment test. Under the new guidance, an entity should perform its annual or interim goodwill impairment test by comparing the fair value of a reporting unit with its carrying amount and recognize an impairment charge for the amount by which the carrying amount exceeds the reporting unit’s fair value. Additionally, this ASU eliminates the requirements for any reporting unit with a zero
or negative carrying amount to perform a qualitative assessment and, if it fails that qualitative test, to perform Step
2
of the goodwill impairment test. The amendments in this ASU are effective for fiscal years beginning after
December 15, 2019,
including interim periods within those fiscal years, and is applied on a prospective basis. Early adoption is permitted for interim or annual goodwill impairment tests performed on testing dates after
January 1, 2017.
While we are currently evaluating the impact of the adoption of this ASU, we do not
believe that the adoption of this guidance will have a material impact on our consolidated financial statements.

In
April 2016,
the Financial Accounting Standards Board (the “FASB”) issued Accounting Standards Update (“ASU”)
2016–10
“Revenue from Contract with Customers (Topic
606
): Identifying Performance Obligations and Licensing.” The amendments in this Update do not
change the core principle of the guidance in Topic
606.
Rather, the amendments in this Update clarify the following
two
aspects of Topic
606:
identifying performance obligations and the licensing implementation guidance, while retaining the related principles for those areas. Topic
606
includes implementation guidance on (a) contracts with customers to transfer goods and services in exchange for consideration and (b) determining whether an entity’s promise to grant a license provides a customer with either a right to use the entity’s intellectual property (which is satisfied at a point in time) or a right to access the entity’s intellectual property (which is satisfied over time). The amendments in this Update are intended to render more detailed implementation guidance with the expectation to reduce the degree of judgement necessary to comply with Topic
606.
The Company adopted the new standard effective
January 1, 2018
using the modified retrospective method. The adoption of the new standard did not
have an impact on the Company’s consolidated financial statements.

In
February 2016,
the FASB issued ASU
2016
-
02,
Leases. This ASU is a comprehensive new leases standard that amends various aspects of existing guidance for leases and requires additional disclosures about leasing arrangements. It will require companies to recognize lease assets and lease liabilities by lessees for those leases classified as operating leases under previous GAAP. Topic
842
retains a distinction between finance leases and operating leases. The classification criteria for distinguishing between finance leases and operating leases are substantially similar to the classification criteria for distinguishing between capital leases and operating leases in the previous leases guidance. The ASU is effective for annual periods beginning after
December
15,
2018,
including interim periods within those fiscal years; earlier adoption is permitted. In the financial statements in which the ASU is first
applied, leases shall be measured and recognized at the beginning of the earliest comparative period presented with an adjustment to equity. Practical expedients are available for election as a package and if applied consistently to all leases. An additional update was issued by FASB in
January 2018
to ASC Topic
842.
We are finalizing the adoption of the new standard effective
January 1, 2019
and will be adopting the standard using the optional transition method by recognizing a cumulative-effect adjustment to the balance sheet at
January 1, 2019
and
not
revising prior period presented amounts. The processes that are in final refinement related to our full implementation of the standard include: i) finalizing our estimates related to the applicable incremental borrowing rate at
January 1, 2019
and ii) process enhancements for refining our financial reporting procedures to develop the additional required qualitative and quantitative disclosures required beginning in
2019.
We have elected the following practical expedients: i) we have not
reassessed whether any expired or existing contracts are or contain leases, ii) we have not
reassessed lease classification for any expired or existing leases, iii) we have not
reassessed initial direct costs for any existing leases, and iv) it has not
separated lease and nonlease components.

The standard will
not
have a material impact on our consolidated balance sheets or on our consolidated statements of operations. The most significant impact will be the Right-Of-Use (“ROU”) assets and lease liabilities for real estate operating leases.

Adoption of the standard will result in the recognition of additional ROU assets and lease liabilities for its operating lease of approximately
$170,000
on the present value of the remaining minimum rental payments under current leasing standards for the existing operating lease.

Management does
not
believe that any other recently issued, but
not
yet effective, accounting standards if currently adopted would have a material effect on the accompanying consolidated financial statements.